Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
January 11, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK No. 0000842790
Ladies and Gentlemen:
On behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus. This Registration Statement is being filed to register the following:
•	Class A, Class B, Class C and Class Y shares of Invesco High Yield Fund (the “Acquiring Fund”) that will be issued to shareholders of Invesco High Yield Securities Fund (the “Target Fund”), another series portfolio of the Fund.
It is proposed that this filing will become automatically effective on February 11, 2013 pursuant to Rule 488 under the 1933 Act. The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due at this time.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter Davidson
Peter Davidson
Counsel